Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Nov. 30, 2014
Financing Receivable, Impaired [Line Items]
Schedule of Significant Unobservable Inputs Used to Determine Fair Value of Communities
The table below summarizes the most significant unobservable inputs used in the Company's discounted cash flow model to determine the fair value of its communities for which the Company recorded valuation adjustments during the years ended November 30, 2014, 2013 and 2012:

	November 30,
	2014	2013			2012
Unobservable inputs		Range			Range
Average selling price	$164,000	$163,000	-	$279,000	$83,000	-	$340,000
Absorption rate per quarter (homes)	12	2	-	34	1	-	20
Discount rate	20%	20%			20%

Schedule Of Interest Expense
Interest expense was included in cost of homes sold, cost of land sold and other interest expense as follows:

	Years Ended November 30,
(In thousands)	2014	2013	2012
Interest expense in cost of homes sold	$161,371	117,781	85,125
Interest expense in cost of land sold	3,617	2,562	1,907
Other interest expense	36,551	93,913	94,353
Total interest expense	$201,539	214,256	181,385

Schedule Of Warranty Reserve
The activity in the Company’s warranty reserve was as follows:

	November 30,
(In thousands)	2014	2013
Warranty reserve, beginning of period	$102,580	84,188
Warranties issued	60,856	50,695
Adjustments to pre-existing warranties from changes in estimates (1)	12,685	19,687
Payments	(60,194)	(51,990)
Warranty reserve, end of period	$115,927	102,580

(1)
The adjustments to pre-existing warranties from changes in estimates during the year ended November 30, 2014 and 2013 primarily related to specific claims related to certain of our homebuilding communities and other adjustments.

Lennar Financial Services [Member]
Financing Receivable, Impaired [Line Items]
Loan Origination Liabilities
The activity in the Company’s loan origination liabilities was as follows:

	November 30,
(In thousands)	2014	2013
Loan origination liabilities, beginning of year	$9,311	7,250
Provision for losses (1)	2,908	2,427
Payments/settlements	(401)	(366)
Loan origination liabilities, end of year	$11,818	9,311

(1)
Provision for losses included adjustments to pre-existing provisions for losses from changes in estimates. For the year ended November 30, 2013, provision for losses included an adjustment for additional repurchase requests that were received beyond the estimated provision that was recorded due to an increase in potential issues identified by certain investors.

Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
The total unpaid principal balance of the impaired loans was as follows:

	November 30,
(In thousands)	2014	2013
Impaired loans unpaid principal balance	$7,576	7,897
Valuation allowance	(3,730)	(3,891)
Investment in impaired loans	$3,846	4,006